Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
The following is an analysis of the Group’s revenue and gross profit from continuing operations by reportable segments. Performance is measured based on gross profit from continuing operations, as included in the internal management reports that are reviewed by the CODM:

	Prevention	Diagnostics	Consumer Health	Unallocated	Total from continuing operations
2024
Revenue	$10,367	$14,685	$5,569	$—	$30,621
Gross profit	5,126	9,119	1,155	—	15,400
2023
Revenue	6,155	15,588	n/a	—	21,743
Gross profit/(loss)	3,115	7,657	n/a	(1,942)	8,830
2022
Revenue	13,164	—	n/a	—	13,164
Gross profit/(loss)	4,392	—	n/a	(774)	3,618

Disclosure of reconciliation of gross profit to profit (loss) before taxation
The following is the reconciliation of the reportable segments' gross profit from continuing operation to the loss before taxation for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Gross profit	$15,400	$8,830	$3,618
Other income and other net gains	2,745	4,507	430
Selling and distribution expenses	(8,636)	(8,243)	(4,738)
Research and development expenses	(10,923)	(11,662)	(5,989)
Impairment loss of goodwill	—	(3,900)	—
Administrative and other operating expenses	(46,730)	(41,438)	(59,343)
Fair value loss on financial assets at fair value through profit or loss	(8,869)	(7,135)	(9,363)
Share-based payment on listing	—	—	(89,547)
Fair value loss on preference shares liabilities	—	—	(60,091)
Fair value gain on warrant liabilities	49	3,351	3,197
Gain on partial disposal of an equity-accounted investee	1,244	—	—
Share of loss of equity-accounted investees, net of tax	(1,779)	(859)	—
Other finance costs	(203)	(120)	(3,995)
Loss before taxation	$(57,702)	$(56,669)	$(225,821)

Schedule of revenue and non-current assets by regions

	Revenue from external customers			Non-current assets
	2024	2023	2022	2024	2023
Hong Kong	$14,266	$8,964	$13,164	$120,421	$147,559
The United States	5,511	—	—	1,054	—
United Kingdom	2,780	2,270	—	185	213
Taiwan	7,092	9,325	—	3,484	2,386
Rest of the world	972	1,184	—	1,180	954
	$30,621	$21,743	$13,164	$126,324	$151,112